CONCENTRATION OF RISK (Tables) (Customer risk)	12 Months Ended
Dec. 31, 2014
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000

Customer A	82,663	112,292	*	*
Customer B	*	160,582	167,437	26,986
*not greater than 10%
Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk
	Years as of December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Customer A	44,987	37,965	6,119
Customer C	32,571	*	*
*not greater than 10%